Guarantee deposits (Tables)	12 Months Ended
Dec. 31, 2017
Guarantee deposits
Schedule of guarantee deposits

	2017		2016
Current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)	Ps.	1,317,663	Ps.	1,145,913
Deposits for rental of flight equipment	17,178		14,155
Other guarantee deposits	18,052		7,141

	1,352,893		1,167,209

Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)	5,631,304		5,951,831
Deposits for rental of flight equipment	441,110		589,804
Other guarantee deposits	25,838		18,243

	6,098,252		6,559,878

	Ps.	7,451,145	Ps.	7,727,087